UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past two months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to July 31st, effective July 31, 2008. Performance data reflects returns for periods ended July 31, 2008.

Average Annual Total Returns

Periods ended July 31, 2008	Past 1 year	Past 5 years	Life of fund
Class A (incl. 5.75% sales charge)	-7.76%	19.00%	18.94% A
Class T (incl. 3.50% sales charge)	-5.81%	19.24%	18.98% A
Class B (incl. contingent deferred sales charge) B	-7.66%	19.27%	19.06% A
Class C (incl. contingent deferred sales charge) C	-3.83%	19.54%	18.99% A

A From December 27, 2000.

B Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Leveraged Company Stock Fund - Class A on December 27, 2000, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Thomas Soviero, Portfolio Manager of Fidelity® Advisor Leveraged Company Stock Fund

Grim news about the U.S. economy forced most domestic equity benchmarks into negative territory for the 12 months ending July 31, 2008. Oil prices north of $140 per barrel, gasoline prices in excess of $4 per gallon and soaring food costs drove inflation and consumer prices higher. In response, consumer discretionary spending trended lower as Main Street tightened its purse strings. Wall Street, meanwhile, struggled under the weight of massive write-downs in the financials sector, an ongoing credit crisis and bleak housing data. In an effort to staunch the bleeding, the Federal Reserve Board cut interest rates on seven occasions during the past year. Nevertheless, investors fled the equity markets, and both the Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index fell to a threshold that many believe marks the official start of a "bear market." For the 12 months overall, the Dow slid 11.71%, the S&P 500® dropped 11.09% and the technology-heavy NASDAQ Composite® Index dipped 7.98%.

For the 12 months ending July 31, 2008 - the fund's new fiscal year end - the fund's Class A, Class T, Class B and Class C shares returned -2.14%, -2.39%, -2.93% and -2.88%, respectively (excluding sales charges), significantly beating the S&P 500 and the -13.27% return for the Credit Suisse (CS) Leveraged Equity Index. For the eight months ending July 31, 2008 - the period since the fund's previous annual report - the fund's Class A, Class T, Class B and Class C shares returned -2.42%, -2.57%, -2.93% and -2.91%, respectively (excluding sales charges), compared with -13.26% for the S&P 500 and -12.82% for the CS index. Fund performance relative to the S&P 500 during the past 12 months was helped the most by the solid performance of its concentrated positions and considerable overweighting in energy and by substantially underweighting financials. Unfavorable stock selection and underweightings in consumer staples and technology curtailed results. Top individual contributors included three coal producers - Alpha Natural Resources, Peabody Energy and Massey Energy - three independent oil and natural gas companies - Forest Oil, Chesapeake Energy and Petrohawk Energy - as well as financial firm Citigroup, which I'd heavily underweighted. On the flip side, compressed natural gas provider Exterran Holdings, semiconductor manufacturer Advanced Micro Devices - no longer held - printing company Cenveo and oil refiner and marketer Valero Energy were among the detractors. Some the stocks mentioned here were not part of the S&P 500.

For the 12 months ending July 31, 2008 - the fund's new fiscal year end - the fund's Institutional Class shares returned -1.90%, significantly beating the S&P 500 and the -13.27% return for the Credit Suisse (CS) Leveraged Equity Index. For the eight months ending July 31, 2008 - the period since the fund's previous annual report - the fund's Institutional Class shares returned -2.26%, compared with -13.26% for the S&P 500 and -12.82% for the CS index. Fund performance relative to the S&P 500 during the past 12 months was helped the most by the solid performance of its concentrated positions and considerable overweighting in energy and by substantially underweighting financials. Unfavorable stock selection and underweightings in consumer staples and technology curtailed results. Top individual contributors included three coal producers - Alpha Natural Resources, Peabody Energy and Massey Energy - three independent oil and natural gas companies - Forest Oil, Chesapeake Energy and Petrohawk Energy - as well as financial firm Citigroup, which I'd heavily underweighted. On the flip side, compressed natural gas provider Exterran Holdings, semiconductor manufacturer Advanced Micro Devices - no longer held - printing company Cenveo and oil refiner and marketer Valero Energy were among the detractors. Some the stocks mentioned here were not part of the S&P 500.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to July 31st, effective July 31, 2008. Expenses are based on the past six months of activity for the period ended July 31, 2008.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 1,054.00	$ 5.72
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.62
Class T
Actual	$ 1,000.00	$ 1,052.80	$ 6.84
Hypothetical A	$ 1,000.00	$ 1,018.20	$ 6.72
Class B
Actual	$ 1,000.00	$ 1,050.00	$ 9.79
Hypothetical A	$ 1,000.00	$ 1,015.32	$ 9.62
Class C
Actual	$ 1,000.00	$ 1,050.00	$ 9.43
Hypothetical A	$ 1,000.00	$ 1,015.66	$ 9.27
Institutional Class
Actual	$ 1,000.00	$ 1,055.30	$ 4.34
Hypothetical A	$ 1,000.00	$ 1,020.64	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.12%
Class T	1.34%
Class B	1.92%
Class C	1.85%
Institutional Class	.85%

Annual Report

Investment Changes (Unaudited)

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published semiannual report.

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 2 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	5.3	4.5
Alpha Natural Resources, Inc.	3.8	2.8
Chesapeake Energy Corp.	3.4	3.2
Forest Oil Corp.	3.2	3.6
Peabody Energy Corp.	3.1	3.3
El Paso Corp.	3.0	3.0
Exterran Holdings, Inc.	2.9	3.6
Celanese Corp. Class A	2.7	2.6
ON Semiconductor Corp.	2.1	1.8
Overseas Shipholding Group, Inc.	2.0	2.0
	31.5
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 2 months ago
Energy	38.5	39.4
Materials	12.7	12.4
Industrials	12.4	13.3
Information Technology	7.8	8.3
Consumer Discretionary	6.6	6.2
Asset Allocation (% of fund's net assets)
As of July 31, 2008 *		As of May 31, 2008 **
	Stocks 91.2%		Stocks 91.5%
	Bonds 1.6%		Bonds 1.9%
	Convertible Securities 1.4%		Convertible Securities 2.7%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	10.1%	** Foreign investments	11.1%

Annual Report

Investments July 31, 2008

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.4%
Tenneco, Inc. (a)	353,300	$ 5,095
The Goodyear Tire & Rubber Co. (a)	255,000	5,006
TRW Automotive Holdings Corp. (a)	283,200	5,253
WABCO Holdings, Inc.	193,300	8,729
		24,083
Automobiles - 0.2%
Daimler AG	225,000	12,980
Diversified Consumer Services - 2.5%
Carriage Services, Inc. Class A (a)	36,900	229
Regis Corp.	180,054	5,040
Service Corp. International	11,620,599	111,209
Stewart Enterprises, Inc. Class A	1,986,922	17,703
		134,181
Hotels, Restaurants & Leisure - 0.3%
Bally Technologies, Inc. (a)	329,640	10,479
Penn National Gaming, Inc. (a)	80,100	2,285
The Steak n Shake Co. (a)(d)	253,100	1,744
		14,508
Household Durables - 0.6%
Lennar Corp. Class A (d)	516,600	6,251
Newell Rubbermaid, Inc.	1,590,300	26,288
Sealy Corp., Inc. (d)	200,000	1,366
		33,905
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	5,773
Media - 0.9%
Cablevision Systems Corp. - NY Group Class A (a)	330,300	8,020
Charter Communications, Inc. Class A (a)	6,862,300	7,823
Cinemark Holdings, Inc.	726,803	10,655
Comcast Corp. Class A	184,300	3,800
Gray Television, Inc.	1,348,792	3,372
Knology, Inc. (a)	49,885	521
Liberty Global, Inc. Class A (a)(d)	263,846	7,607
LodgeNet Entertainment Corp. (a)(d)	11,800	41
Nexstar Broadcasting Group, Inc. Class A (a)(d)	819,700	2,418
RCN Corp.	353,500	4,302
Regal Entertainment Group Class A	100	2
		48,561
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	199,200	$ 8,070
Gap, Inc. (d)	87,400	1,409
Sally Beauty Holdings, Inc. (a)(d)	1,303,600	9,647
The Pep Boys - Manny, Moe & Jack	557,108	4,111
		23,237
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	810,680	20,680
TOTAL CONSUMER DISCRETIONARY		317,908
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.4%
Koninklijke Ahold NV sponsored ADR	1,124,080	12,713
Kroger Co.	286,100	8,091
Safeway, Inc.	516,200	13,793
SUPERVALU, Inc.	1,580,000	40,480
		75,077
Food Products - 2.0%
Corn Products International, Inc.	580,404	26,995
Darling International, Inc. (a)	1,701,070	27,523
Dean Foods Co. (a)	448,700	9,557
Kellogg Co.	15,100	801
Pilgrims Pride Corp. Class B (d)	2,213,415	26,982
Smithfield Foods, Inc. (a)(d)	977,324	20,993
		112,851
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	1,651,383	1,998
TOTAL CONSUMER STAPLES		189,926
ENERGY - 38.5%
Energy Equipment & Services - 8.6%
Exterran Holdings, Inc. (a)	2,790,536	157,498
FMC Technologies, Inc. (a)	79,400	4,905
Grey Wolf, Inc. (a)(d)	7,011,311	59,877
Halliburton Co.	716,450	32,111
Hercules Offshore, Inc. (a)	1,129,169	28,195
Nabors Industries Ltd. (a)	539,900	19,685
National Oilwell Varco, Inc. (a)	858,189	67,479
Noble Corp.	600,000	31,122
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	103,500	$ 5,680
Parker Drilling Co. (a)	944,929	7,626
Petroleum Geo-Services ASA	739,200	17,058
Petroleum Geo-Services ASA sponsored ADR	263,844	6,084
Pride International, Inc. (a)	237,900	9,221
Rowan Companies, Inc.	108,000	4,298
Schoeller-Bleckmann Oilfield Equipment AG	256,600	23,546
		474,385
Oil, Gas & Consumable Fuels - 29.9%
Alpha Natural Resources, Inc. (a)	2,097,650	207,562
Anadarko Petroleum Corp.	157,452	9,118
Arch Coal, Inc.	311,745	17,554
Cabot Oil & Gas Corp.	321,600	14,154
Canadian Natural Resources Ltd.	50,000	3,907
Chesapeake Energy Corp.	3,677,000	184,402
ConocoPhillips	187,564	15,309
CONSOL Energy, Inc.	300,000	22,317
El Paso Corp.	9,139,536	163,872
EOG Resources, Inc.	93,400	9,390
EXCO Resources, Inc. (a)(e)	684,210	17,824
Forest Oil Corp. (a)	3,065,357	174,817
Frontier Oil Corp.	1,441,000	26,298
General Maritime Corp.	1,479,600	39,860
Mariner Energy, Inc. (a)	1,385,276	36,654
Massey Energy Co.	1,107,500	82,232
Nexen, Inc.	326,800	10,281
Occidental Petroleum Corp.	82,656	6,516
OPTI Canada, Inc. (a)	688,700	13,076
Overseas Shipholding Group, Inc.	1,429,500	112,573
Paladin Energy Ltd. (a)(d)	849,100	4,358
Peabody Energy Corp.	2,555,487	172,879
Petrohawk Energy Corp. (a)	1,918,177	63,914
Plains Exploration & Production Co. (a)	239,496	13,405
Range Resources Corp.	615,300	29,879
Ship Finance International Ltd.:
(Norway)	3,780	98
(NY Shares)	976,710	29,047
Teekay Corp.	1,803,700	78,768
Teekay Tankers Ltd.	37,700	854
Valero Energy Corp.	972,000	32,475
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining, Inc. (d)	646,100	$ 5,143
Williams Companies, Inc.	924,800	29,640
XTO Energy, Inc.	312,630	14,766
		1,642,942
TOTAL ENERGY		2,117,327
FINANCIALS - 2.0%
Capital Markets - 0.1%
Legg Mason, Inc.	194,399	7,844
Commercial Banks - 1.0%
KeyCorp	2,650,000	27,958
PNC Financial Services Group, Inc.	122,700	8,747
Wachovia Corp.	993,700	17,161
		53,866
Diversified Financial Services - 0.4%
Bank of America Corp.	267,800	8,811
CIT Group, Inc.	221,300	1,877
Citigroup, Inc.	597,900	11,175
		21,863
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	265,100	3,725
Forestar Real Estate Group, Inc. (a)	27,800	503
		4,228
Thrifts & Mortgage Finance - 0.4%
Guaranty Financial Group, Inc. (a)(d)	27,800	92
Guaranty Financial Group, Inc. rights 7/21/08 (a)	27,800	0
Washington Mutual, Inc. (d)	3,959,014	21,102
		21,194
TOTAL FINANCIALS		108,995
HEALTH CARE - 5.5%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	300
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	291,500	20,000
Beckman Coulter, Inc.	155,900	11,278
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien Ltd.	286,325	$ 14,099
Hospira, Inc. (a)	162,700	6,209
Inverness Medical Innovations, Inc. (a)	343,292	11,572
RTI Biologics, Inc. (a)	30,500	253
TomoTherapy, Inc. (a)(d)	182,832	1,783
		65,194
Health Care Providers & Services - 4.2%
Community Health Systems, Inc. (a)	1,270,171	41,890
DaVita, Inc. (a)	1,317,500	73,582
Rural/Metro Corp. (a)	343,733	632
Sun Healthcare Group, Inc. (a)	794,946	11,360
Tenet Healthcare Corp. (a)(d)	15,695,348	90,876
VCA Antech, Inc. (a)	454,800	13,253
		231,593
Pharmaceuticals - 0.1%
Salix Pharmaceuticals Ltd. (a)(d)	367,390	2,932
TOTAL HEALTH CARE		300,019
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.0%
American Science & Engineering, Inc. (d)	336,109	18,997
Teledyne Technologies, Inc. (a)	352,300	22,160
United Technologies Corp.	173,050	11,072
		52,229
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	114,577	1,997
Airlines - 0.7%
AirTran Holdings, Inc. (a)	138,500	404
AMR Corp. (a)	288,770	2,608
Delta Air Lines, Inc. (a)(d)	4,677,419	35,268
Northwest Airlines Corp. (a)	56,267	515
UAL Corp.	200,000	1,662
		40,457
Building Products - 1.6%
Armstrong World Industries, Inc.	47,390	1,598
Owens Corning (a)(d)	3,360,419	87,404
Owens Corning warrants 10/31/13 (a)	193,400	708
		89,710
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 2.7%
Allied Waste Industries, Inc. (a)	3,362,000	$ 40,680
Cenveo, Inc. (a)	2,186,400	20,202
Clean Harbors, Inc. (a)	209,300	16,334
Deluxe Corp.	1,004,964	14,371
Republic Services, Inc.	155,250	5,046
The Brink's Co.	322,100	22,212
Waste Management, Inc.	876,000	31,133
		149,978
Construction & Engineering - 0.5%
Fluor Corp.	200,000	16,270
Foster Wheeler Ltd. (a)	169,700	9,634
Great Lakes Dredge & Dock Corp.	206,300	1,341
Layne Christensen Co. (a)	42,048	1,920
		29,165
Electrical Equipment - 1.1%
Acuity Brands, Inc.	200,000	8,172
Baldor Electric Co.	187,400	6,381
Belden, Inc.	856,834	31,634
Emerson Electric Co.	180,100	8,771
General Cable Corp. (a)(d)	102,300	5,896
		60,854
Industrial Conglomerates - 0.3%
Tyco International Ltd.	308,425	13,743
Machinery - 2.4%
Accuride Corp. (a)	626,829	1,724
Badger Meter, Inc.	188,146	10,598
Cummins, Inc.	718,000	47,632
Dynamic Materials Corp. (d)	358,960	11,821
Eaton Corp.	510,500	36,266
FreightCar America, Inc.	41,982	1,599
Ingersoll-Rand Co. Ltd. Class A	133,377	4,802
Lindsay Corp. (d)	11,000	1,015
Middleby Corp. (a)(d)	273,243	12,788
Navistar International Corp. (a)	29,100	1,630
SPX Corp.	19,800	2,510
Terex Corp. (a)	35,600	1,685
Thermadyne Holdings Corp. (a)	5,100	88
Timken Co.	7,200	238
		134,396
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 2.0%
Britannia Bulk Holdings, Inc.	288,100	$ 3,794
Excel Maritime Carriers Ltd.	77,100	2,857
Genco Shipping & Trading Ltd.	943,177	64,306
Golden Ocean Group Ltd. (d)	232,800	1,316
Navios Maritime Holdings, Inc.	3,189,747	30,175
OceanFreight, Inc.	335,400	6,510
		108,958
Trading Companies & Distributors - 0.0%
H&E Equipment Services, Inc. (a)	3,100	39
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	3,453
TOTAL INDUSTRIALS		684,979
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR	152,314	915
Motorola, Inc.	511,300	4,418
		5,333
Computers & Peripherals - 0.3%
EMC Corp. (a)	1,160,700	17,422
Electronic Equipment & Instruments - 2.1%
Avnet, Inc. (a)	201,400	5,490
Bell Microproducts, Inc. (a)	376,239	865
Benchmark Electronics, Inc. (a)	150,000	2,196
Cogent, Inc. (a)	891,083	9,036
DDi Corp. (a)	23,328	139
Flextronics International Ltd. (a)	5,929,846	52,954
Itron, Inc. (a)	215,600	19,906
Merix Corp. (a)	446,225	884
SMTC Corp. (a)	343,580	725
TTM Technologies, Inc. (a)(d)	923,631	10,391
Tyco Electronics Ltd.	286,325	9,489
Viasystems Group, Inc. (a)	213,790	1,924
Viasystems Group, Inc. (g)	47,440	427
		114,426
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	6,323
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	20,000	$ 964
CACI International, Inc. Class A (a)	152,000	6,834
Cognizant Technology Solutions Corp. Class A (a)	26,400	741
Global Cash Access Holdings, Inc. (a)	591,600	3,544
SAIC, Inc. (a)	597,400	11,285
		23,368
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc. (a)	3,721,719	32,602
Atmel Corp. (a)	2,938,977	10,375
Cypress Semiconductor Corp. (a)	541,200	14,748
Infineon Technologies AG sponsored ADR (a)	3,237,800	24,348
Intel Corp.	638,700	14,173
ON Semiconductor Corp. (a)	12,128,560	113,887
Spansion, Inc. Class A (a)	4,730,247	10,832
		220,965
Software - 0.5%
Autodesk, Inc. (a)	236,100	7,529
Symantec Corp. (a)	745,148	15,700
VMware, Inc. Class A	10,700	384
		23,613
TOTAL INFORMATION TECHNOLOGY		411,450
MATERIALS - 12.7%
Chemicals - 5.8%
Agrium, Inc.	155,800	13,692
Albemarle Corp.	1,017,994	39,631
Arch Chemicals, Inc.	317,658	10,197
Celanese Corp. Class A	3,787,730	145,941
FMC Corp.	39,900	2,967
Georgia Gulf Corp. (d)	578,324	1,677
H.B. Fuller Co.	1,566,795	39,170
Monsanto Co.	257,600	30,683
Nalco Holding Co.	565,700	13,294
NOVA Chemicals Corp. (d)	355,800	9,150
Phosphate Holdings, Inc. (g)	192,500	7,026
Pliant Corp. (a)	119	0
Texas Petrochemicals, Inc. (a)	158,000	3,318
		316,746
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	206,610	$ 8,727
Packaging Corp. of America	22,170	566
Rock-Tenn Co. Class A	435,108	15,468
Sealed Air Corp.	22,800	495
Temple-Inland, Inc.	218,000	3,543
		28,799
Metals & Mining - 5.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,989,336	289,208
Ormet Corp. (a)	500,000	4,250
Ormet Corp. (a)(g)	150,000	1,148
Reliance Steel & Aluminum Co.	150,065	9,478
United States Steel Corp.	120,000	19,243
		323,327
Paper & Forest Products - 0.5%
Domtar Corp. (a)	1,202,800	6,856
Neenah Paper, Inc.	231,700	4,328
Weyerhaeuser Co.	317,600	16,979
		28,163
TOTAL MATERIALS		697,035
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	771,132	2,622
PAETEC Holding Corp. (a)	1,965,903	11,579
Qwest Communications International, Inc. (d)	1,436,700	5,503
Windstream Corp.	43,477	518
		20,222
Wireless Telecommunication Services - 0.5%
Centennial Communications Corp. Class A (a)	498,868	4,011
Rogers Communications, Inc. Class B (non-vtg.)	141,176	4,770
Syniverse Holdings, Inc. (a)	1,061,173	17,191
		25,972
TOTAL TELECOMMUNICATION SERVICES		46,194
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.6%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	$ 3,175
Great Plains Energy, Inc.	7,549	191
		3,366
Gas Utilities - 0.1%
Equitable Resources, Inc.	19,100	998
ONEOK, Inc.	103,100	4,689
		5,687
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	5,575,879	89,995
Calpine Corp. (a)(d)	398,200	6,929
Dynegy, Inc. Class A (a)	648,600	4,365
Mirant Corp. (a)	320,300	9,804
NRG Energy, Inc. (a)	62,300	2,261
		113,354
Multi-Utilities - 0.4%
CMS Energy Corp. (d)	1,632,100	22,033
TOTAL UTILITIES		144,440
TOTAL COMMON STOCKS (Cost $4,546,796)		5,018,273
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Capital Markets - 0.3%
Lehman Brothers Holdings, Inc. Series P, 7.25%	24,760	16,094
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	41,100	1,928
Insurance - 0.9%
American International Group, Inc. Series A, 8.50%	847,400	48,508
TOTAL FINANCIALS		66,530
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	1,049	$ 105
TOTAL PREFERRED STOCKS (Cost $90,862)		66,635
Corporate Bonds - 1.8%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Charter Communications, Inc. 6.5% 10/1/27	$ 17,000	7,053
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (g)	4,300	3,569
TOTAL CONVERTIBLE BONDS		10,622
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Six Flags Operations, Inc. 12.25% 7/15/16 (e)	14,626	13,237
Six Flags, Inc. 8.875% 2/1/10	7,400	5,920
Station Casinos, Inc.:
6.5% 2/1/14	4,500	2,048
6.875% 3/1/16	15,500	7,053
		28,258
FINANCIALS - 1.1%
Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 7% 10/1/13	18,000	12,600
General Motors Acceptance Corp.:
6.75% 12/1/14	2,775	1,568
6.875% 9/15/11	415	272
6.875% 8/28/12	1,385	869
		15,309
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Residential Capital LLC 9.625% 5/15/15 (e)	$ 113,426	$ 44,236
TOTAL FINANCIALS		59,545
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(e)	530	7
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	16
		25
TOTAL NONCONVERTIBLE BONDS		87,828
TOTAL CORPORATE BONDS (Cost $132,494)		98,450
Floating Rate Loans - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (f)	9,155	7,507
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.2206% 12/1/13 (f)	19,958	18,012
TOTAL FLOATING RATE LOANS (Cost $24,256)		25,519
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	324,238,503	324,239
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	132,129,988	132,130
TOTAL MONEY MARKET FUNDS (Cost $456,369)		456,369
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $338)	29,250,000	$ 658
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $5,251,115)		5,665,904
NET OTHER ASSETS - (3.0)%		(164,665)
NET ASSETS - 100%		$ 5,501,239
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,304,000 or 1.4% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,170,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/15/08	$ 4,371
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Eight months ended July 31, 2008 Income earned (Amounts in thousands)	Year ended November 30, 2007 Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,514	$ 9,210
Fidelity Securities Lending Cash Central Fund	808	1,445
Total	$ 5,322	$ 10,655
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,665,904	$ 5,429,125	$ 236,119	$ 660
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 13,034
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(146)
Cost of Purchases	-
Proceeds of Sales	(14,043)
Amortization/Accretion	(21)
Transfer in/out of Level 3	1,836
Ending Balance	$ 660

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.9%
Marshall Islands	4.0%
Bermuda	1.6%
Canada	1.0%
Singapore	1.0%
Others (individually less than 1%)	2.5%
100.0%
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $28,399,000 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2008
Assets
Investment in securities, at value (including securities loaned of $128,501) - See accompanying schedule: Unaffiliated issuers (cost $4,794,746)	$ 5,209,535
Fidelity Central Funds (cost $456,369)	456,369
Total Investments (cost $5,251,115)		$ 5,665,904
Cash		438
Receivable for investments sold		7,569
Receivable for fund shares sold		28,535
Dividends receivable		4,000
Interest receivable		3,967
Distributions receivable from Fidelity Central Funds		660
Prepaid expenses		5
Other receivables		12
Total assets		5,711,090

Liabilities
Payable for investments purchased	$ 63,966
Payable for fund shares redeemed	7,837
Accrued management fee	2,790
Distribution fees payable	1,919
Other affiliated payables	1,089
Other payables and accrued expenses	120
Collateral on securities loaned, at value	132,130
Total liabilities		209,851

Net Assets		$ 5,501,239
Net Assets consist of:
Paid in capital		$ 5,113,638
Undistributed net investment income		1,386
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,574)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		414,789
Net Assets		$ 5,501,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,288,184 ÷ 62,747 shares)	$ 36.47

Maximum offering price per share (100/94.25 of $36.47)	$ 38.69
Class T: Net Asset Value and redemption price per share ($1,037,105 ÷ 28,877 shares)	$ 35.91

Maximum offering price per share (100/96.50 of $35.91)	$ 37.21
Class B: Net Asset Value and offering price per share ($229,739 ÷ 6,546 shares)A	$ 35.10

Class C: Net Asset Value and offering price per share ($961,637 ÷ 27,435 shares)A	$ 35.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($984,574 ÷ 26,716 shares)	$ 36.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Eight months ended July 31, 2008	Year ended November 30, 2007
Investment Income
Dividends	$ 28,318	$ 40,115
Special dividends	-	14,282
Interest	9,286	1,651
Income from Fidelity Central Funds	5,322	10,655
Total income	42,926	66,703

Expenses
Management fee	19,786	19,769
Transfer agent fees	6,859	6,766
Distribution fees	13,891	15,050
Accounting and security lending fees	736	921
Custodian fees and expenses	48	44
Independent trustees' compensation	14	10
Registration fees	290	356
Audit	57	69
Legal	13	20
Miscellaneous	296	14
Total expenses before reductions	41,990	43,019
Expense reductions	(23)	(83)
Total expenses	41,967	42,936
Net investment income (loss)	959	23,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,500)	125,601
Foreign currency transactions	25	55
Total net realized gain (loss)	(29,475)	125,656
Change in net unrealized appreciation (depreciation) on: Investment securities	(144,637)	240,264
Assets and liabilities in foreign currencies	2	(2)
Total change in net unrealized appreciation (depreciation)	(144,635)	240,262
Net gain (loss)	(174,110)	365,918
Net increase (decrease) in net assets resulting from operations	$ (173,151)	$ 389,685

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Eight months ended July 31, 2008	Year ended November 30, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 959	$ 23,767	$ 1,525
Net realized gain (loss)	(29,475)	125,656	11,856
Change in net unrealized appreciation (depreciation)	(144,635)	240,262	202,162
Net increase (decrease) in net assets resulting from operations	(173,151)	389,685	215,543
Distributions to shareholders from net investment income	(19,811)	(1,638)	(1,303)
Distributions to shareholders from net realized gain	(116,235)	(10,541)	(2,342)
Total distributions	(136,046)	(12,179)	(3,645)
Share transactions - net increase (decrease)	1,397,922	2,052,798	956,059
Total increase (decrease) in net assets	1,088,725	2,430,304	1,167,957

Net Assets
Beginning of period	4,412,514	1,982,210	814,253
End of period (including undistributed net investment income of $1,386, $23,634 and $1,597, respectively)	$ 5,501,239	$ 4,412,514	$ 1,982,210

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Eight months ended July 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.05	.35 H	.11	.16 I	- J,L,M	(.05)
Net realized and unrealized gain (loss)	(.97)	5.47	4.95	3.69	5.88	8.25
Total from investment operations	(.92)	5.82	5.06	3.85	5.88	8.20
Distributions from net investment income	(.23)	(.04)	(.07)	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.43)	(.43)	-
Total distributions	(1.21) O	(.21)	(.16) N	(.43)	(.43)	-
Net asset value, end of period	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22
Total Return B,C,D	(2.42)%	17.74%	18.10%	15.87%	31.15%	74.41%
Ratios to Average Net Assets F,K
Expenses before reductions	1.12% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of fee waivers, if any	1.12% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of all reductions	1.12% A	1.11%	1.16%	1.17%	1.26%	1.38%
Net investment income (loss)	.20% A	.93% H	.37%	.62% I	.01% J,M	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,288	$ 1,719	$ 736	$ 287	$ 92	$ 28
Portfolio turnover rate G	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. N Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. O Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Eight months ended July 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05	$ 10.97
Income from Investment Operations
Net investment income (loss) E	(.01)	.26 H	.04	.09 I	(.07) J,L	(.09)
Net realized and unrealized gain (loss)	(.95)	5.39	4.88	3.64	5.82	8.17
Total from investment operations	(.96)	5.65	4.92	3.73	5.75	8.08
Distributions from net investment income	(.14)	-	(.03)	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.37)	(.44)	-
Total distributions	(1.13) N	(.17)	(.12) M	(.37)	(.44)	-
Net asset value, end of period	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05
Total Return B,C,D	(2.57)%	17.45%	17.80%	15.53%	30.75%	73.66%
Ratios to Average Net Assets F,K
Expenses before reductions	1.34% A	1.34%	1.40%	1.49%	1.61%	2.09%
Expenses net of fee waivers, if any	1.34% A	1.34%	1.40%	1.49%	1.61%	1.77%
Expenses net of all reductions	1.34% A	1.34%	1.39%	1.45%	1.58%	1.65%
Net investment income (loss)	(.03)% A	.70% H	.14%	.34% I	(.32)% J,L	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,037	$ 895	$ 480	$ 196	$ 44	$ 16
Portfolio turnover rate G	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .18%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. M Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. N Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Eight months ended July 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86	$ 10.89
Income from Investment Operations
Net investment income (loss) E	(.15)	.05 H	(.13)	(.05) I	(.17) J,L	(.17)
Net realized and unrealized gain (loss)	(.93)	5.29	4.81	3.60	5.76	8.14
Total from investment operations	(1.08)	5.34	4.68	3.55	5.59	7.97
Distributions from net realized gain	(.93) N	(.17)	(.06) M	(.29)	(.39)	-
Net asset value, end of period	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86
Total Return B,C,D	(2.93)%	16.79%	17.14%	14.92%	30.13%	73.19%
Ratios to Average Net Assets F,K
Expenses before reductions	1.92% A	1.90%	1.96%	2.01%	2.10%	2.46%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.96%	2.01%	2.10%	2.25%
Expenses net of all reductions	1.92% A	1.90%	1.95%	1.98%	2.08%	2.13%
Net investment income (loss)	(.61)% A	.14% H	(.43)%	(.18)% I	(.81)% J,L	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 227	$ 150	$ 92	$ 37	$ 14
Portfolio turnover rate G	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. M Distributions from net realized gain represent $.055 per share. N Distributions from net realized gain represent $.932 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Eight months ended July 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80	$ 10.87
Income from Investment Operations
Net investment income (loss) E	(.13)	.07 H	(.10)	(.03) I	(.15) J,L	(.17)
Net realized and unrealized gain (loss)	(.94)	5.30	4.79	3.59	5.75	8.10
Total from investment operations	(1.07)	5.37	4.69	3.56	5.60	7.93
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.06)	(.28)	(.40)	-
Total distributions	(.99) N	(.17)	(.06) M	(.28)	(.40)	-
Net asset value, end of period	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80
Total Return B,C,D	(2.91)%	16.90%	17.20%	14.99%	30.29%	72.95%
Ratios to Average Net Assets F,K
Expenses before reductions	1.85% A	1.84%	1.89%	1.94%	2.02%	2.36%
Expenses net of fee waivers, if any	1.85% A	1.84%	1.89%	1.94%	2.02%	2.25%
Expenses net of all reductions	1.85% A	1.84%	1.88%	1.90%	2.00%	2.14%
Net investment income (loss)	(.54)% A	.20% H	(.35)%	(.11)% I	(.73)% J,L	(1.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 962	$ 850	$ 413	$ 179	$ 47	$ 21
Portfolio turnover rate G	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. M Distributions from net realized gain represent $.055 per share. N Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Eight months ended July 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34	$ 11.07
Income from Investment Operations
Net investment income (loss) D	.12	.46 G	.21	.25 H	.07 I,K	(.01)
Net realized and unrealized gain (loss)	(.99)	5.51	4.98	3.71	5.92	8.28
Total from investment operations	(.87)	5.97	5.19	3.96	5.99	8.27
Distributions from net investment income	(.31)	(.11)	(.13)	(.03)	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.44)	(.48)	-
Total distributions	(1.29) M	(.28)	(.21) L	(.47)	(.48)	-
Net asset value, end of period	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34
Total Return B,C	(2.26)%	18.06%	18.43%	16.23%	31.60%	74.71%
Ratios to Average Net Assets E,J
Expenses before reductions	.85% A	.84%	.87%	.89%	.95%	1.40%
Expenses net of fee waivers, if any	.85% A	.84%	.87%	.89%	.95%	1.25%
Expenses net of all reductions	.85% A	.83%	.86%	.85%	.93%	1.12%
Net investment income (loss)	.47% A	1.21% G	.67%	.94% H	.34% I,K	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 985	$ 722	$ 203	$ 62	$ 24	$ 6
Portfolio turnover rate F	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .78%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .12%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. M Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On May 15, 2008, the Board of Trustees approved a change in the fiscal year end of the Fund from November 30 to July 31. Accordingly, the Fund's financial statements and related notes include information as of the eight month period ended July 31, 2008 and the one year period ended November 30, 2007.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's/Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,027,499
Unrealized depreciation	(611,498)
Net unrealized appreciation (depreciation)	$ 416,001
Capital loss carryforward	(28,399)

Cost for federal income tax purposes	$ 5,249,903

The tax character of distributions paid was as follows:

	Eight months ended July 31, 2008	November 30, 2007	November 30, 2006
Ordinary Income	$ 58,334	$ 1,638	$ 1,952
Long-term Capital Gains	77,712	10,541	1,693
Total	$ 136,046	$ 12,179	$ 3,645

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,811,779 and $659,909, respectively, for the eight months ended July 31, 2008.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended July 31, 2008 and November 30, 2007, the management fee was equivalent to an annualized rate of .61% and an annual rate of .61%, respectively, of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended July 31, 2008 and November 30, 2007, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			Eight Months ended July 31, 2008		November 30, 2007
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,287	$ 285	$ 3,068	$ 358
Class T	.25%	.25%	3,152	-	3,594	279
Class B	.75%	.25%	1,505	1,130	1,945	1,460
Class C	.75%	.25%	5,947	2,476	6,443	3,149
			$ 13,891	$ 3,891	$ 15,050	$ 5,246

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the eight month period ended July 31, 2008, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 854
Class T	115
Class B*	303
Class C*	233
$ 1,505

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended July 31, 2008 and November 30, 2007, the total transfer agent fees paid by each class were as follows:

	Eight months ended July 31, 2008		November 30, 2007
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 2,860.22		$ 2,655.21
Class T	1,233.20		1,426.20
Class B	410.27		508.26
Class C	1,231.21		1,298.20
Institutional Class	1,125.20		879.19
	$ 6,859		$ 6,766

* Annualized

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $54 for the eight months period ended July 31, 2008.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended July 31, 2008 and November 30, 2007, amounted to $7 and $6, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities for the period ended July 31, 2008 and November 30, 2007, amounted to $808 and $1,445, respectively.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. For the periods ended July 31, 2008 and November 30, 2007, these services included payments of certain expenses on behalf of the Fund totaling $12 and $18, respectively. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended July 31, 2008 and November 30, 2007, these credits reduced the Fund's custody expenses by $1 and $20, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Eight months ended July 31, 2008	November 30, 2007
	Transfer Agent expense reduction	Transfer Agent expense reduction
Class A	$ 7	$ 14
Institutional Class	3	7
	$ 10	$ 21

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and

Annual Report

10. Other - continued

business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $8, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Eight months ended July 31,	Years ended November 30,
	2008	2007	2006
From net investment income
Class A	$ 10,327	$ 923	$ 788
Class T	3,392	-	228
Class C	237	-	-
Institutional Class	5,855	715	287
Total	$ 19,811	$ 1,638	$ 1,303

From net realized gain
Class A	$ 45,096	$ 3,924	$ 938
Class T	23,692	2,503	638
Class B	5,742	806	190
Class C	22,899	2,242	376
Institutional Class	18,806	1,066	200
Tota l	$ 116,235	$ 10,541	$ 2,342

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Eight months ended July 31,	Years ended November 30,
	2008	2007	2006
Class A
Shares sold	26,418	29,461	15,839
Reinvestment of distributions	1,374	131	54
Shares redeemed	(9,591)	(7,360)	(3,780)
Net increase (decrease)	18,201	22,232	12,113
Class T
Shares sold	11,305	15,159	10,116
Reinvestment of distributions	696	71	29
Shares redeemed	(6,676)	(6,440)	(2,437)
Net increase (decrease)	5,325	8,790	7,708
Class B
Shares sold	1,221	2,412	2,238
Reinvestment of distributions	137	21	6
Shares redeemed	(918)	(1,021)	(911)
Net increase (decrease)	440	1,412	1,333
Class C
Shares sold	7,689	12,568	8,159
Reinvestment of distributions	473	50	10
Shares redeemed	(3,624)	(2,675)	(1,761)
Net increase (decrease)	4,538	9,943	6,408
Institutional Class
Shares sold	13,594	16,169	5,523
Reinvestment of distributions	481	28	7
Shares redeemed	(5,870)	(3,772)	(1,622)
Net increase (decrease)	8,205	12,425	3,908

Annual Report

12. Share Transactions - continued

	Dollars
	Eight months ended July 31,	Years ended November 30,
	2008	2007	2006
Class A
Shares sold	$ 993,479	$ 1,112,890	$ 484,848
Reinvestment of distributions	50,970	4,411	1,538
Shares redeemed	(350,863)	(275,333)	(114,966)
Net increase (decrease)	$ 693,586	$ 841,968	$ 371,420
Class T
Shares sold	$ 420,190	$ 555,578	$ 305,435
Reinvestment of distributions	25,423	2,360	815
Shares redeemed	(239,946)	(238,342)	(73,508)
Net increase (decrease)	$ 205,667	$ 319,596	$ 232,742
Class B
Shares sold	$ 44,601	$ 87,168	$ 66,397
Reinvestment of distributions	4,879	692	164
Shares redeemed	(32,245)	(36,506)	(26,961)
Net increase (decrease)	$ 17,235	$ 51,354	$ 39,600
Class C
Shares sold	$ 281,143	$ 456,219	$ 242,229
Reinvestment of distributions	16,861	1,633	282
Shares redeemed	(126,975)	(95,923)	(51,737)
Net increase (decrease)	$ 171,029	$ 361,929	$ 190,774
Institutional Class
Shares sold	$ 512,431	$ 618,313	$ 171,166
Reinvestment of distributions	18,027	941	213
Shares redeemed	(220,053)	(141,303)	(49,856)
Net increase (decrease)	$ 310,405	$ 477,951	$ 121,523

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Leveraged Company Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Leveraged Company Stock Fund (a fund of Fidelity Advisor Series I) at July 31, 2008, the results of its operations for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Leveraged Company Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (63)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kenneth B. Robins (38)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of Fidelity's Equity and High Income Funds (2008-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds, President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Thomas C. Hense (44)

Year of Election or Appointment: 2008

Vice President of the fund. Mr. Hense also serves as Vice President of Fidelity's High Income and Small Cap Funds (2008-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-
present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of Fidelity's other Equity and High Income Funds (2008-
present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of the fund. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of Fidelity's Equity and High Income Funds (2004-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (40)

Year of Election or Appointment: 2008

Deputy Treasurer of the fund. Mr. Deberghes also serves as Deputy Treasurer of Fidelity's Equity and High Income Funds (2008-present) and is an employee of FMR (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year of the fund qualifies for the dividend-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
December 2007 (Ex-Date 12/14/07)	45%	60%	100%	100%
December 2007 (Ex-Date 12/28/07)	50%	50%	50%	50%
January 2008	5%	5%	5%	5%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
December 2007 (Ex-Date 12/14/07)	100%	100%	100%	100%
December 2007 (Ex-Date 12/28/07)	100%	100%	100%	100%
January 2008	72%	72%	72%	72%

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Leveraged Company Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Advisor Leveraged Company Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 16% means that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Leveraged Company Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2007, and the total expenses of Class T ranked above its competitive median for 2007. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSF-UANN-0908
1.786693.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Leveraged Company Stock

Fund - Institutional Class

Annual Report

July 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past two months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to July 31st, effective July 31, 2008. Performance data reflects returns for periods ended July 31, 2008.

Average Annual Total Returns

Periods ended July 31, 2008	Past 1 year	Past 5 years	Life of fund
Institutional Class	-1.90%	20.78%	20.19%A

A From December 27, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Leveraged Company Stock Fund - Institutional Class on December 27, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Thomas Soviero, Portfolio Manager of Fidelity® Advisor Leveraged Company Stock Fund

Grim news about the U.S. economy forced most domestic equity benchmarks into negative territory for the 12 months ending July 31, 2008. Oil prices north of $140 per barrel, gasoline prices in excess of $4 per gallon and soaring food costs drove inflation and consumer prices higher. In response, consumer discretionary spending trended lower as Main Street tightened its purse strings. Wall Street, meanwhile, struggled under the weight of massive write-downs in the financials sector, an ongoing credit crisis and bleak housing data. In an effort to staunch the bleeding, the Federal Reserve Board cut interest rates on seven occasions during the past year. Nevertheless, investors fled the equity markets, and both the Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index fell to a threshold that many believe marks the official start of a "bear market." For the 12 months overall, the Dow slid 11.71%, the S&P 500® dropped 11.09% and the technology-heavy NASDAQ Composite® Index dipped 7.98%.

For the 12 months ending July 31, 2008 - the fund's new fiscal year end - the fund's Class A, Class T, Class B and Class C shares returned -2.14%, -2.39%, -2.93% and -2.88%, respectively (excluding sales charges), significantly beating the S&P 500 and the -13.27% return for the Credit Suisse (CS) Leveraged Equity Index. For the eight months ending July 31, 2008 - the period since the fund's previous annual report - the fund's Class A, Class T, Class B and Class C shares returned -2.42%, -2.57%, -2.93% and -2.91%, respectively (excluding sales charges), compared with -13.26% for the S&P 500 and -12.82% for the CS index. Fund performance relative to the S&P 500 during the past 12 months was helped the most by the solid performance of its concentrated positions and considerable overweighting in energy and by substantially underweighting financials. Unfavorable stock selection and underweightings in consumer staples and technology curtailed results. Top individual contributors included three coal producers - Alpha Natural Resources, Peabody Energy and Massey Energy - three independent oil and natural gas companies - Forest Oil, Chesapeake Energy and Petrohawk Energy - as well as financial firm Citigroup, which I'd heavily underweighted. On the flip side, compressed natural gas provider Exterran Holdings, semiconductor manufacturer Advanced Micro Devices - no longer held - printing company Cenveo and oil refiner and marketer Valero Energy were among the detractors. Some the stocks mentioned here were not part of the S&P 500.

For the 12 months ending July 31, 2008 - the fund's new fiscal year end - the fund's Institutional Class shares returned -1.90%, significantly beating the S&P 500 and the -13.27% return for the Credit Suisse (CS) Leveraged Equity Index. For the eight months ending July 31, 2008 - the period since the fund's previous annual report - the fund's Institutional Class shares returned -2.26%, compared with -13.26% for the S&P 500 and -12.82% for the CS index. Fund performance relative to the S&P 500 during the past 12 months was helped the most by the solid performance of its concentrated positions and considerable overweighting in energy and by substantially underweighting financials. Unfavorable stock selection and underweightings in consumer staples and technology curtailed results. Top individual contributors included three coal producers - Alpha Natural Resources, Peabody Energy and Massey Energy - three independent oil and natural gas companies - Forest Oil, Chesapeake Energy and Petrohawk Energy - as well as financial firm Citigroup, which I'd heavily underweighted. On the flip side, compressed natural gas provider Exterran Holdings, semiconductor manufacturer Advanced Micro Devices - no longer held - printing company Cenveo and oil refiner and marketer Valero Energy were among the detractors. Some the stocks mentioned here were not part of the S&P 500.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to July 31st, effective July 31, 2008. Expenses are based on the past six months of activity for the period ended July 31, 2008.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Class A
Actual	$ 1,000.00	$ 1,054.00	$ 5.72
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.62
Class T
Actual	$ 1,000.00	$ 1,052.80	$ 6.84
Hypothetical A	$ 1,000.00	$ 1,018.20	$ 6.72
Class B
Actual	$ 1,000.00	$ 1,050.00	$ 9.79
Hypothetical A	$ 1,000.00	$ 1,015.32	$ 9.62
Class C
Actual	$ 1,000.00	$ 1,050.00	$ 9.43
Hypothetical A	$ 1,000.00	$ 1,015.66	$ 9.27
Institutional Class
Actual	$ 1,000.00	$ 1,055.30	$ 4.34
Hypothetical A	$ 1,000.00	$ 1,020.64	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.12%
Class T	1.34%
Class B	1.92%
Class C	1.85%
Institutional Class	.85%

Annual Report

Investment Changes (Unaudited)

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published semiannual report.

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 2 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	5.3	4.5
Alpha Natural Resources, Inc.	3.8	2.8
Chesapeake Energy Corp.	3.4	3.2
Forest Oil Corp.	3.2	3.6
Peabody Energy Corp.	3.1	3.3
El Paso Corp.	3.0	3.0
Exterran Holdings, Inc.	2.9	3.6
Celanese Corp. Class A	2.7	2.6
ON Semiconductor Corp.	2.1	1.8
Overseas Shipholding Group, Inc.	2.0	2.0
	31.5
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 2 months ago
Energy	38.5	39.4
Materials	12.7	12.4
Industrials	12.4	13.3
Information Technology	7.8	8.3
Consumer Discretionary	6.6	6.2
Asset Allocation (% of fund's net assets)
As of July 31, 2008 *		As of May 31, 2008 **
	Stocks 91.2%		Stocks 91.5%
	Bonds 1.6%		Bonds 1.9%
	Convertible Securities 1.4%		Convertible Securities 2.7%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	10.1%	** Foreign investments	11.1%

Annual Report

Investments July 31, 2008

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.4%
Tenneco, Inc. (a)	353,300	$ 5,095
The Goodyear Tire & Rubber Co. (a)	255,000	5,006
TRW Automotive Holdings Corp. (a)	283,200	5,253
WABCO Holdings, Inc.	193,300	8,729
		24,083
Automobiles - 0.2%
Daimler AG	225,000	12,980
Diversified Consumer Services - 2.5%
Carriage Services, Inc. Class A (a)	36,900	229
Regis Corp.	180,054	5,040
Service Corp. International	11,620,599	111,209
Stewart Enterprises, Inc. Class A	1,986,922	17,703
		134,181
Hotels, Restaurants & Leisure - 0.3%
Bally Technologies, Inc. (a)	329,640	10,479
Penn National Gaming, Inc. (a)	80,100	2,285
The Steak n Shake Co. (a)(d)	253,100	1,744
		14,508
Household Durables - 0.6%
Lennar Corp. Class A (d)	516,600	6,251
Newell Rubbermaid, Inc.	1,590,300	26,288
Sealy Corp., Inc. (d)	200,000	1,366
		33,905
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	5,773
Media - 0.9%
Cablevision Systems Corp. - NY Group Class A (a)	330,300	8,020
Charter Communications, Inc. Class A (a)	6,862,300	7,823
Cinemark Holdings, Inc.	726,803	10,655
Comcast Corp. Class A	184,300	3,800
Gray Television, Inc.	1,348,792	3,372
Knology, Inc. (a)	49,885	521
Liberty Global, Inc. Class A (a)(d)	263,846	7,607
LodgeNet Entertainment Corp. (a)(d)	11,800	41
Nexstar Broadcasting Group, Inc. Class A (a)(d)	819,700	2,418
RCN Corp.	353,500	4,302
Regal Entertainment Group Class A	100	2
		48,561
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	199,200	$ 8,070
Gap, Inc. (d)	87,400	1,409
Sally Beauty Holdings, Inc. (a)(d)	1,303,600	9,647
The Pep Boys - Manny, Moe & Jack	557,108	4,111
		23,237
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	810,680	20,680
TOTAL CONSUMER DISCRETIONARY		317,908
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.4%
Koninklijke Ahold NV sponsored ADR	1,124,080	12,713
Kroger Co.	286,100	8,091
Safeway, Inc.	516,200	13,793
SUPERVALU, Inc.	1,580,000	40,480
		75,077
Food Products - 2.0%
Corn Products International, Inc.	580,404	26,995
Darling International, Inc. (a)	1,701,070	27,523
Dean Foods Co. (a)	448,700	9,557
Kellogg Co.	15,100	801
Pilgrims Pride Corp. Class B (d)	2,213,415	26,982
Smithfield Foods, Inc. (a)(d)	977,324	20,993
		112,851
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	1,651,383	1,998
TOTAL CONSUMER STAPLES		189,926
ENERGY - 38.5%
Energy Equipment & Services - 8.6%
Exterran Holdings, Inc. (a)	2,790,536	157,498
FMC Technologies, Inc. (a)	79,400	4,905
Grey Wolf, Inc. (a)(d)	7,011,311	59,877
Halliburton Co.	716,450	32,111
Hercules Offshore, Inc. (a)	1,129,169	28,195
Nabors Industries Ltd. (a)	539,900	19,685
National Oilwell Varco, Inc. (a)	858,189	67,479
Noble Corp.	600,000	31,122
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	103,500	$ 5,680
Parker Drilling Co. (a)	944,929	7,626
Petroleum Geo-Services ASA	739,200	17,058
Petroleum Geo-Services ASA sponsored ADR	263,844	6,084
Pride International, Inc. (a)	237,900	9,221
Rowan Companies, Inc.	108,000	4,298
Schoeller-Bleckmann Oilfield Equipment AG	256,600	23,546
		474,385
Oil, Gas & Consumable Fuels - 29.9%
Alpha Natural Resources, Inc. (a)	2,097,650	207,562
Anadarko Petroleum Corp.	157,452	9,118
Arch Coal, Inc.	311,745	17,554
Cabot Oil & Gas Corp.	321,600	14,154
Canadian Natural Resources Ltd.	50,000	3,907
Chesapeake Energy Corp.	3,677,000	184,402
ConocoPhillips	187,564	15,309
CONSOL Energy, Inc.	300,000	22,317
El Paso Corp.	9,139,536	163,872
EOG Resources, Inc.	93,400	9,390
EXCO Resources, Inc. (a)(e)	684,210	17,824
Forest Oil Corp. (a)	3,065,357	174,817
Frontier Oil Corp.	1,441,000	26,298
General Maritime Corp.	1,479,600	39,860
Mariner Energy, Inc. (a)	1,385,276	36,654
Massey Energy Co.	1,107,500	82,232
Nexen, Inc.	326,800	10,281
Occidental Petroleum Corp.	82,656	6,516
OPTI Canada, Inc. (a)	688,700	13,076
Overseas Shipholding Group, Inc.	1,429,500	112,573
Paladin Energy Ltd. (a)(d)	849,100	4,358
Peabody Energy Corp.	2,555,487	172,879
Petrohawk Energy Corp. (a)	1,918,177	63,914
Plains Exploration & Production Co. (a)	239,496	13,405
Range Resources Corp.	615,300	29,879
Ship Finance International Ltd.:
(Norway)	3,780	98
(NY Shares)	976,710	29,047
Teekay Corp.	1,803,700	78,768
Teekay Tankers Ltd.	37,700	854
Valero Energy Corp.	972,000	32,475
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining, Inc. (d)	646,100	$ 5,143
Williams Companies, Inc.	924,800	29,640
XTO Energy, Inc.	312,630	14,766
		1,642,942
TOTAL ENERGY		2,117,327
FINANCIALS - 2.0%
Capital Markets - 0.1%
Legg Mason, Inc.	194,399	7,844
Commercial Banks - 1.0%
KeyCorp	2,650,000	27,958
PNC Financial Services Group, Inc.	122,700	8,747
Wachovia Corp.	993,700	17,161
		53,866
Diversified Financial Services - 0.4%
Bank of America Corp.	267,800	8,811
CIT Group, Inc.	221,300	1,877
Citigroup, Inc.	597,900	11,175
		21,863
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	265,100	3,725
Forestar Real Estate Group, Inc. (a)	27,800	503
		4,228
Thrifts & Mortgage Finance - 0.4%
Guaranty Financial Group, Inc. (a)(d)	27,800	92
Guaranty Financial Group, Inc. rights 7/21/08 (a)	27,800	0
Washington Mutual, Inc. (d)	3,959,014	21,102
		21,194
TOTAL FINANCIALS		108,995
HEALTH CARE - 5.5%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	300
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	291,500	20,000
Beckman Coulter, Inc.	155,900	11,278
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien Ltd.	286,325	$ 14,099
Hospira, Inc. (a)	162,700	6,209
Inverness Medical Innovations, Inc. (a)	343,292	11,572
RTI Biologics, Inc. (a)	30,500	253
TomoTherapy, Inc. (a)(d)	182,832	1,783
		65,194
Health Care Providers & Services - 4.2%
Community Health Systems, Inc. (a)	1,270,171	41,890
DaVita, Inc. (a)	1,317,500	73,582
Rural/Metro Corp. (a)	343,733	632
Sun Healthcare Group, Inc. (a)	794,946	11,360
Tenet Healthcare Corp. (a)(d)	15,695,348	90,876
VCA Antech, Inc. (a)	454,800	13,253
		231,593
Pharmaceuticals - 0.1%
Salix Pharmaceuticals Ltd. (a)(d)	367,390	2,932
TOTAL HEALTH CARE		300,019
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.0%
American Science & Engineering, Inc. (d)	336,109	18,997
Teledyne Technologies, Inc. (a)	352,300	22,160
United Technologies Corp.	173,050	11,072
		52,229
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	114,577	1,997
Airlines - 0.7%
AirTran Holdings, Inc. (a)	138,500	404
AMR Corp. (a)	288,770	2,608
Delta Air Lines, Inc. (a)(d)	4,677,419	35,268
Northwest Airlines Corp. (a)	56,267	515
UAL Corp.	200,000	1,662
		40,457
Building Products - 1.6%
Armstrong World Industries, Inc.	47,390	1,598
Owens Corning (a)(d)	3,360,419	87,404
Owens Corning warrants 10/31/13 (a)	193,400	708
		89,710
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 2.7%
Allied Waste Industries, Inc. (a)	3,362,000	$ 40,680
Cenveo, Inc. (a)	2,186,400	20,202
Clean Harbors, Inc. (a)	209,300	16,334
Deluxe Corp.	1,004,964	14,371
Republic Services, Inc.	155,250	5,046
The Brink's Co.	322,100	22,212
Waste Management, Inc.	876,000	31,133
		149,978
Construction & Engineering - 0.5%
Fluor Corp.	200,000	16,270
Foster Wheeler Ltd. (a)	169,700	9,634
Great Lakes Dredge & Dock Corp.	206,300	1,341
Layne Christensen Co. (a)	42,048	1,920
		29,165
Electrical Equipment - 1.1%
Acuity Brands, Inc.	200,000	8,172
Baldor Electric Co.	187,400	6,381
Belden, Inc.	856,834	31,634
Emerson Electric Co.	180,100	8,771
General Cable Corp. (a)(d)	102,300	5,896
		60,854
Industrial Conglomerates - 0.3%
Tyco International Ltd.	308,425	13,743
Machinery - 2.4%
Accuride Corp. (a)	626,829	1,724
Badger Meter, Inc.	188,146	10,598
Cummins, Inc.	718,000	47,632
Dynamic Materials Corp. (d)	358,960	11,821
Eaton Corp.	510,500	36,266
FreightCar America, Inc.	41,982	1,599
Ingersoll-Rand Co. Ltd. Class A	133,377	4,802
Lindsay Corp. (d)	11,000	1,015
Middleby Corp. (a)(d)	273,243	12,788
Navistar International Corp. (a)	29,100	1,630
SPX Corp.	19,800	2,510
Terex Corp. (a)	35,600	1,685
Thermadyne Holdings Corp. (a)	5,100	88
Timken Co.	7,200	238
		134,396
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 2.0%
Britannia Bulk Holdings, Inc.	288,100	$ 3,794
Excel Maritime Carriers Ltd.	77,100	2,857
Genco Shipping & Trading Ltd.	943,177	64,306
Golden Ocean Group Ltd. (d)	232,800	1,316
Navios Maritime Holdings, Inc.	3,189,747	30,175
OceanFreight, Inc.	335,400	6,510
		108,958
Trading Companies & Distributors - 0.0%
H&E Equipment Services, Inc. (a)	3,100	39
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	3,453
TOTAL INDUSTRIALS		684,979
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR	152,314	915
Motorola, Inc.	511,300	4,418
		5,333
Computers & Peripherals - 0.3%
EMC Corp. (a)	1,160,700	17,422
Electronic Equipment & Instruments - 2.1%
Avnet, Inc. (a)	201,400	5,490
Bell Microproducts, Inc. (a)	376,239	865
Benchmark Electronics, Inc. (a)	150,000	2,196
Cogent, Inc. (a)	891,083	9,036
DDi Corp. (a)	23,328	139
Flextronics International Ltd. (a)	5,929,846	52,954
Itron, Inc. (a)	215,600	19,906
Merix Corp. (a)	446,225	884
SMTC Corp. (a)	343,580	725
TTM Technologies, Inc. (a)(d)	923,631	10,391
Tyco Electronics Ltd.	286,325	9,489
Viasystems Group, Inc. (a)	213,790	1,924
Viasystems Group, Inc. (g)	47,440	427
		114,426
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	6,323
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Affiliated Computer Services, Inc. Class A (a)	20,000	$ 964
CACI International, Inc. Class A (a)	152,000	6,834
Cognizant Technology Solutions Corp. Class A (a)	26,400	741
Global Cash Access Holdings, Inc. (a)	591,600	3,544
SAIC, Inc. (a)	597,400	11,285
		23,368
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc. (a)	3,721,719	32,602
Atmel Corp. (a)	2,938,977	10,375
Cypress Semiconductor Corp. (a)	541,200	14,748
Infineon Technologies AG sponsored ADR (a)	3,237,800	24,348
Intel Corp.	638,700	14,173
ON Semiconductor Corp. (a)	12,128,560	113,887
Spansion, Inc. Class A (a)	4,730,247	10,832
		220,965
Software - 0.5%
Autodesk, Inc. (a)	236,100	7,529
Symantec Corp. (a)	745,148	15,700
VMware, Inc. Class A	10,700	384
		23,613
TOTAL INFORMATION TECHNOLOGY		411,450
MATERIALS - 12.7%
Chemicals - 5.8%
Agrium, Inc.	155,800	13,692
Albemarle Corp.	1,017,994	39,631
Arch Chemicals, Inc.	317,658	10,197
Celanese Corp. Class A	3,787,730	145,941
FMC Corp.	39,900	2,967
Georgia Gulf Corp. (d)	578,324	1,677
H.B. Fuller Co.	1,566,795	39,170
Monsanto Co.	257,600	30,683
Nalco Holding Co.	565,700	13,294
NOVA Chemicals Corp. (d)	355,800	9,150
Phosphate Holdings, Inc. (g)	192,500	7,026
Pliant Corp. (a)	119	0
Texas Petrochemicals, Inc. (a)	158,000	3,318
		316,746
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	206,610	$ 8,727
Packaging Corp. of America	22,170	566
Rock-Tenn Co. Class A	435,108	15,468
Sealed Air Corp.	22,800	495
Temple-Inland, Inc.	218,000	3,543
		28,799
Metals & Mining - 5.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,989,336	289,208
Ormet Corp. (a)	500,000	4,250
Ormet Corp. (a)(g)	150,000	1,148
Reliance Steel & Aluminum Co.	150,065	9,478
United States Steel Corp.	120,000	19,243
		323,327
Paper & Forest Products - 0.5%
Domtar Corp. (a)	1,202,800	6,856
Neenah Paper, Inc.	231,700	4,328
Weyerhaeuser Co.	317,600	16,979
		28,163
TOTAL MATERIALS		697,035
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	771,132	2,622
PAETEC Holding Corp. (a)	1,965,903	11,579
Qwest Communications International, Inc. (d)	1,436,700	5,503
Windstream Corp.	43,477	518
		20,222
Wireless Telecommunication Services - 0.5%
Centennial Communications Corp. Class A (a)	498,868	4,011
Rogers Communications, Inc. Class B (non-vtg.)	141,176	4,770
Syniverse Holdings, Inc. (a)	1,061,173	17,191
		25,972
TOTAL TELECOMMUNICATION SERVICES		46,194
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.6%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	$ 3,175
Great Plains Energy, Inc.	7,549	191
		3,366
Gas Utilities - 0.1%
Equitable Resources, Inc.	19,100	998
ONEOK, Inc.	103,100	4,689
		5,687
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	5,575,879	89,995
Calpine Corp. (a)(d)	398,200	6,929
Dynegy, Inc. Class A (a)	648,600	4,365
Mirant Corp. (a)	320,300	9,804
NRG Energy, Inc. (a)	62,300	2,261
		113,354
Multi-Utilities - 0.4%
CMS Energy Corp. (d)	1,632,100	22,033
TOTAL UTILITIES		144,440
TOTAL COMMON STOCKS (Cost $4,546,796)		5,018,273
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 1.2%
FINANCIALS - 1.2%
Capital Markets - 0.3%
Lehman Brothers Holdings, Inc. Series P, 7.25%	24,760	16,094
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	41,100	1,928
Insurance - 0.9%
American International Group, Inc. Series A, 8.50%	847,400	48,508
TOTAL FINANCIALS		66,530
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	1,049	$ 105
TOTAL PREFERRED STOCKS (Cost $90,862)		66,635
Corporate Bonds - 1.8%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Charter Communications, Inc. 6.5% 10/1/27	$ 17,000	7,053
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (g)	4,300	3,569
TOTAL CONVERTIBLE BONDS		10,622
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Six Flags Operations, Inc. 12.25% 7/15/16 (e)	14,626	13,237
Six Flags, Inc. 8.875% 2/1/10	7,400	5,920
Station Casinos, Inc.:
6.5% 2/1/14	4,500	2,048
6.875% 3/1/16	15,500	7,053
		28,258
FINANCIALS - 1.1%
Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 7% 10/1/13	18,000	12,600
General Motors Acceptance Corp.:
6.75% 12/1/14	2,775	1,568
6.875% 9/15/11	415	272
6.875% 8/28/12	1,385	869
		15,309
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Residential Capital LLC 9.625% 5/15/15 (e)	$ 113,426	$ 44,236
TOTAL FINANCIALS		59,545
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(e)	530	7
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	16
		25
TOTAL NONCONVERTIBLE BONDS		87,828
TOTAL CORPORATE BONDS (Cost $132,494)		98,450
Floating Rate Loans - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.1242% 9/29/14 (f)	9,155	7,507
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.2206% 12/1/13 (f)	19,958	18,012
TOTAL FLOATING RATE LOANS (Cost $24,256)		25,519
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	324,238,503	324,239
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	132,129,988	132,130
TOTAL MONEY MARKET FUNDS (Cost $456,369)		456,369
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $338)	29,250,000	$ 658
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $5,251,115)		5,665,904
NET OTHER ASSETS - (3.0)%		(164,665)
NET ASSETS - 100%		$ 5,501,239
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,304,000 or 1.4% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,170,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/15/08	$ 4,371
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Eight months ended July 31, 2008 Income earned (Amounts in thousands)	Year ended November 30, 2007 Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,514	$ 9,210
Fidelity Securities Lending Cash Central Fund	808	1,445
Total	$ 5,322	$ 10,655
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,665,904	$ 5,429,125	$ 236,119	$ 660
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 13,034
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(146)
Cost of Purchases	-
Proceeds of Sales	(14,043)
Amortization/Accretion	(21)
Transfer in/out of Level 3	1,836
Ending Balance	$ 660

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.9%
Marshall Islands	4.0%
Bermuda	1.6%
Canada	1.0%
Singapore	1.0%
Others (individually less than 1%)	2.5%
100.0%
Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $28,399,000 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2008
Assets
Investment in securities, at value (including securities loaned of $128,501) - See accompanying schedule: Unaffiliated issuers (cost $4,794,746)	$ 5,209,535
Fidelity Central Funds (cost $456,369)	456,369
Total Investments (cost $5,251,115)		$ 5,665,904
Cash		438
Receivable for investments sold		7,569
Receivable for fund shares sold		28,535
Dividends receivable		4,000
Interest receivable		3,967
Distributions receivable from Fidelity Central Funds		660
Prepaid expenses		5
Other receivables		12
Total assets		5,711,090

Liabilities
Payable for investments purchased	$ 63,966
Payable for fund shares redeemed	7,837
Accrued management fee	2,790
Distribution fees payable	1,919
Other affiliated payables	1,089
Other payables and accrued expenses	120
Collateral on securities loaned, at value	132,130
Total liabilities		209,851

Net Assets		$ 5,501,239
Net Assets consist of:
Paid in capital		$ 5,113,638
Undistributed net investment income		1,386
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,574)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		414,789
Net Assets		$ 5,501,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,288,184 ÷ 62,747 shares)	$ 36.47

Maximum offering price per share (100/94.25 of $36.47)	$ 38.69
Class T: Net Asset Value and redemption price per share ($1,037,105 ÷ 28,877 shares)	$ 35.91

Maximum offering price per share (100/96.50 of $35.91)	$ 37.21
Class B: Net Asset Value and offering price per share ($229,739 ÷ 6,546 shares)A	$ 35.10

Class C: Net Asset Value and offering price per share ($961,637 ÷ 27,435 shares)A	$ 35.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($984,574 ÷ 26,716 shares)	$ 36.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Eight months ended July 31, 2008	Year ended November 30, 2007
Investment Income
Dividends	$ 28,318	$ 40,115
Special dividends	-	14,282
Interest	9,286	1,651
Income from Fidelity Central Funds	5,322	10,655
Total income	42,926	66,703

Expenses
Management fee	19,786	19,769
Transfer agent fees	6,859	6,766
Distribution fees	13,891	15,050
Accounting and security lending fees	736	921
Custodian fees and expenses	48	44
Independent trustees' compensation	14	10
Registration fees	290	356
Audit	57	69
Legal	13	20
Miscellaneous	296	14
Total expenses before reductions	41,990	43,019
Expense reductions	(23)	(83)
Total expenses	41,967	42,936
Net investment income (loss)	959	23,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,500)	125,601
Foreign currency transactions	25	55
Total net realized gain (loss)	(29,475)	125,656
Change in net unrealized appreciation (depreciation) on: Investment securities	(144,637)	240,264
Assets and liabilities in foreign currencies	2	(2)
Total change in net unrealized appreciation (depreciation)	(144,635)	240,262
Net gain (loss)	(174,110)	365,918
Net increase (decrease) in net assets resulting from operations	$ (173,151)	$ 389,685

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Eight months ended July 31, 2008	Year ended November 30, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 959	$ 23,767	$ 1,525
Net realized gain (loss)	(29,475)	125,656	11,856
Change in net unrealized appreciation (depreciation)	(144,635)	240,262	202,162
Net increase (decrease) in net assets resulting from operations	(173,151)	389,685	215,543
Distributions to shareholders from net investment income	(19,811)	(1,638)	(1,303)
Distributions to shareholders from net realized gain	(116,235)	(10,541)	(2,342)
Total distributions	(136,046)	(12,179)	(3,645)
Share transactions - net increase (decrease)	1,397,922	2,052,798	956,059
Total increase (decrease) in net assets	1,088,725	2,430,304	1,167,957

Net Assets
Beginning of period	4,412,514	1,982,210	814,253
End of period (including undistributed net investment income of $1,386, $23,634 and $1,597, respectively)	$ 5,501,239	$ 4,412,514	$ 1,982,210

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Eight months ended July 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.05	.35 H	.11	.16 I	- J,L,M	(.05)
Net realized and unrealized gain (loss)	(.97)	5.47	4.95	3.69	5.88	8.25
Total from investment operations	(.92)	5.82	5.06	3.85	5.88	8.20
Distributions from net investment income	(.23)	(.04)	(.07)	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.43)	(.43)	-
Total distributions	(1.21) O	(.21)	(.16) N	(.43)	(.43)	-
Net asset value, end of period	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22
Total Return B,C,D	(2.42)%	17.74%	18.10%	15.87%	31.15%	74.41%
Ratios to Average Net Assets F,K
Expenses before reductions	1.12% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of fee waivers, if any	1.12% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of all reductions	1.12% A	1.11%	1.16%	1.17%	1.26%	1.38%
Net investment income (loss)	.20% A	.93% H	.37%	.62% I	.01% J,M	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,288	$ 1,719	$ 736	$ 287	$ 92	$ 28
Portfolio turnover rate G	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. N Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. O Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Eight months ended July 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05	$ 10.97
Income from Investment Operations
Net investment income (loss) E	(.01)	.26 H	.04	.09 I	(.07) J,L	(.09)
Net realized and unrealized gain (loss)	(.95)	5.39	4.88	3.64	5.82	8.17
Total from investment operations	(.96)	5.65	4.92	3.73	5.75	8.08
Distributions from net investment income	(.14)	-	(.03)	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.37)	(.44)	-
Total distributions	(1.13) N	(.17)	(.12) M	(.37)	(.44)	-
Net asset value, end of period	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05
Total Return B,C,D	(2.57)%	17.45%	17.80%	15.53%	30.75%	73.66%
Ratios to Average Net Assets F,K
Expenses before reductions	1.34% A	1.34%	1.40%	1.49%	1.61%	2.09%
Expenses net of fee waivers, if any	1.34% A	1.34%	1.40%	1.49%	1.61%	1.77%
Expenses net of all reductions	1.34% A	1.34%	1.39%	1.45%	1.58%	1.65%
Net investment income (loss)	(.03)% A	.70% H	.14%	.34% I	(.32)% J,L	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,037	$ 895	$ 480	$ 196	$ 44	$ 16
Portfolio turnover rate G	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .18%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. M Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. N Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Eight months ended July 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86	$ 10.89
Income from Investment Operations
Net investment income (loss) E	(.15)	.05 H	(.13)	(.05) I	(.17) J,L	(.17)
Net realized and unrealized gain (loss)	(.93)	5.29	4.81	3.60	5.76	8.14
Total from investment operations	(1.08)	5.34	4.68	3.55	5.59	7.97
Distributions from net realized gain	(.93) N	(.17)	(.06) M	(.29)	(.39)	-
Net asset value, end of period	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86
Total Return B,C,D	(2.93)%	16.79%	17.14%	14.92%	30.13%	73.19%
Ratios to Average Net Assets F,K
Expenses before reductions	1.92% A	1.90%	1.96%	2.01%	2.10%	2.46%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.96%	2.01%	2.10%	2.25%
Expenses net of all reductions	1.92% A	1.90%	1.95%	1.98%	2.08%	2.13%
Net investment income (loss)	(.61)% A	.14% H	(.43)%	(.18)% I	(.81)% J,L	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 227	$ 150	$ 92	$ 37	$ 14
Portfolio turnover rate G	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. M Distributions from net realized gain represent $.055 per share. N Distributions from net realized gain represent $.932 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Eight months ended July 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80	$ 10.87
Income from Investment Operations
Net investment income (loss) E	(.13)	.07 H	(.10)	(.03) I	(.15) J,L	(.17)
Net realized and unrealized gain (loss)	(.94)	5.30	4.79	3.59	5.75	8.10
Total from investment operations	(1.07)	5.37	4.69	3.56	5.60	7.93
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(.98)	(.17)	(.06)	(.28)	(.40)	-
Total distributions	(.99) N	(.17)	(.06) M	(.28)	(.40)	-
Net asset value, end of period	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80
Total Return B,C,D	(2.91)%	16.90%	17.20%	14.99%	30.29%	72.95%
Ratios to Average Net Assets F,K
Expenses before reductions	1.85% A	1.84%	1.89%	1.94%	2.02%	2.36%
Expenses net of fee waivers, if any	1.85% A	1.84%	1.89%	1.94%	2.02%	2.25%
Expenses net of all reductions	1.85% A	1.84%	1.88%	1.90%	2.00%	2.14%
Net investment income (loss)	(.54)% A	.20% H	(.35)%	(.11)% I	(.73)% J,L	(1.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 962	$ 850	$ 413	$ 179	$ 47	$ 21
Portfolio turnover rate G	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. M Distributions from net realized gain represent $.055 per share. N Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Eight months ended July 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34	$ 11.07
Income from Investment Operations
Net investment income (loss) D	.12	.46 G	.21	.25 H	.07 I,K	(.01)
Net realized and unrealized gain (loss)	(.99)	5.51	4.98	3.71	5.92	8.28
Total from investment operations	(.87)	5.97	5.19	3.96	5.99	8.27
Distributions from net investment income	(.31)	(.11)	(.13)	(.03)	-	-
Distributions from net realized gain	(.98)	(.17)	(.09)	(.44)	(.48)	-
Total distributions	(1.29) M	(.28)	(.21) L	(.47)	(.48)	-
Net asset value, end of period	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34
Total Return B,C	(2.26)%	18.06%	18.43%	16.23%	31.60%	74.71%
Ratios to Average Net Assets E,J
Expenses before reductions	.85% A	.84%	.87%	.89%	.95%	1.40%
Expenses net of fee waivers, if any	.85% A	.84%	.87%	.89%	.95%	1.25%
Expenses net of all reductions	.85% A	.83%	.86%	.85%	.93%	1.12%
Net investment income (loss)	.47% A	1.21% G	.67%	.94% H	.34% I,K	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 985	$ 722	$ 203	$ 62	$ 24	$ 6
Portfolio turnover rate F	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .78%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .12%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. M Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On May 15, 2008, the Board of Trustees approved a change in the fiscal year end of the Fund from November 30 to July 31. Accordingly, the Fund's financial statements and related notes include information as of the eight month period ended July 31, 2008 and the one year period ended November 30, 2007.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's/Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,027,499
Unrealized depreciation	(611,498)
Net unrealized appreciation (depreciation)	$ 416,001
Capital loss carryforward	(28,399)

Cost for federal income tax purposes	$ 5,249,903

The tax character of distributions paid was as follows:

	Eight months ended July 31, 2008	November 30, 2007	November 30, 2006
Ordinary Income	$ 58,334	$ 1,638	$ 1,952
Long-term Capital Gains	77,712	10,541	1,693
Total	$ 136,046	$ 12,179	$ 3,645

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,811,779 and $659,909, respectively, for the eight months ended July 31, 2008.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended July 31, 2008 and November 30, 2007, the management fee was equivalent to an annualized rate of .61% and an annual rate of .61%, respectively, of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended July 31, 2008 and November 30, 2007, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			Eight Months ended July 31, 2008		November 30, 2007
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,287	$ 285	$ 3,068	$ 358
Class T	.25%	.25%	3,152	-	3,594	279
Class B	.75%	.25%	1,505	1,130	1,945	1,460
Class C	.75%	.25%	5,947	2,476	6,443	3,149
			$ 13,891	$ 3,891	$ 15,050	$ 5,246

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the eight month period ended July 31, 2008, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 854
Class T	115
Class B*	303
Class C*	233
$ 1,505

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended July 31, 2008 and November 30, 2007, the total transfer agent fees paid by each class were as follows:

	Eight months ended July 31, 2008		November 30, 2007
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 2,860.22		$ 2,655.21
Class T	1,233.20		1,426.20
Class B	410.27		508.26
Class C	1,231.21		1,298.20
Institutional Class	1,125.20		879.19
	$ 6,859		$ 6,766

* Annualized

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $54 for the eight months period ended July 31, 2008.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended July 31, 2008 and November 30, 2007, amounted to $7 and $6, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities for the period ended July 31, 2008 and November 30, 2007, amounted to $808 and $1,445, respectively.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. For the periods ended July 31, 2008 and November 30, 2007, these services included payments of certain expenses on behalf of the Fund totaling $12 and $18, respectively. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended July 31, 2008 and November 30, 2007, these credits reduced the Fund's custody expenses by $1 and $20, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Eight months ended July 31, 2008	November 30, 2007
	Transfer Agent expense reduction	Transfer Agent expense reduction
Class A	$ 7	$ 14
Institutional Class	3	7
	$ 10	$ 21

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and

Annual Report

10. Other - continued

business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $8, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Eight months ended July 31,	Years ended November 30,
	2008	2007	2006
From net investment income
Class A	$ 10,327	$ 923	$ 788
Class T	3,392	-	228
Class C	237	-	-
Institutional Class	5,855	715	287
Total	$ 19,811	$ 1,638	$ 1,303

From net realized gain
Class A	$ 45,096	$ 3,924	$ 938
Class T	23,692	2,503	638
Class B	5,742	806	190
Class C	22,899	2,242	376
Institutional Class	18,806	1,066	200
Tota l	$ 116,235	$ 10,541	$ 2,342

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Eight months ended July 31,	Years ended November 30,
	2008	2007	2006
Class A
Shares sold	26,418	29,461	15,839
Reinvestment of distributions	1,374	131	54
Shares redeemed	(9,591)	(7,360)	(3,780)
Net increase (decrease)	18,201	22,232	12,113
Class T
Shares sold	11,305	15,159	10,116
Reinvestment of distributions	696	71	29
Shares redeemed	(6,676)	(6,440)	(2,437)
Net increase (decrease)	5,325	8,790	7,708
Class B
Shares sold	1,221	2,412	2,238
Reinvestment of distributions	137	21	6
Shares redeemed	(918)	(1,021)	(911)
Net increase (decrease)	440	1,412	1,333
Class C
Shares sold	7,689	12,568	8,159
Reinvestment of distributions	473	50	10
Shares redeemed	(3,624)	(2,675)	(1,761)
Net increase (decrease)	4,538	9,943	6,408
Institutional Class
Shares sold	13,594	16,169	5,523
Reinvestment of distributions	481	28	7
Shares redeemed	(5,870)	(3,772)	(1,622)
Net increase (decrease)	8,205	12,425	3,908

Annual Report

12. Share Transactions - continued

	Dollars
	Eight months ended July 31,	Years ended November 30,
	2008	2007	2006
Class A
Shares sold	$ 993,479	$ 1,112,890	$ 484,848
Reinvestment of distributions	50,970	4,411	1,538
Shares redeemed	(350,863)	(275,333)	(114,966)
Net increase (decrease)	$ 693,586	$ 841,968	$ 371,420
Class T
Shares sold	$ 420,190	$ 555,578	$ 305,435
Reinvestment of distributions	25,423	2,360	815
Shares redeemed	(239,946)	(238,342)	(73,508)
Net increase (decrease)	$ 205,667	$ 319,596	$ 232,742
Class B
Shares sold	$ 44,601	$ 87,168	$ 66,397
Reinvestment of distributions	4,879	692	164
Shares redeemed	(32,245)	(36,506)	(26,961)
Net increase (decrease)	$ 17,235	$ 51,354	$ 39,600
Class C
Shares sold	$ 281,143	$ 456,219	$ 242,229
Reinvestment of distributions	16,861	1,633	282
Shares redeemed	(126,975)	(95,923)	(51,737)
Net increase (decrease)	$ 171,029	$ 361,929	$ 190,774
Institutional Class
Shares sold	$ 512,431	$ 618,313	$ 171,166
Reinvestment of distributions	18,027	941	213
Shares redeemed	(220,053)	(141,303)	(49,856)
Net increase (decrease)	$ 310,405	$ 477,951	$ 121,523

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Leveraged Company Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Leveraged Company Stock Fund (a fund of Fidelity Advisor Series I) at July 31, 2008, the results of its operations for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Leveraged Company Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (63)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kenneth B. Robins (38)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of Fidelity's Equity and High Income Funds (2008-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds, President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Thomas C. Hense (44)

Year of Election or Appointment: 2008

Vice President of the fund. Mr. Hense also serves as Vice President of Fidelity's High Income and Small Cap Funds (2008-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the fund. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-
present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of Fidelity's other Equity and High Income Funds (2008-
present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) officer of the fund. Ms. Laurent also serves as AML officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of Fidelity's Equity and High Income Funds (2004-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (40)

Year of Election or Appointment: 2008

Deputy Treasurer of the fund. Mr. Deberghes also serves as Deputy Treasurer of Fidelity's Equity and High Income Funds (2008-present) and is an employee of FMR (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class I
December 2007 (Ex-Date 12/14/07)	100%
December 2007 (Ex-Date 12/28/07)	100%
January 2008	72%

A percentage of the dividends distributed during the fiscal year of the fund qualifies for the dividend-received deduction for corporate shareholders:

Class I
December 2007 (Ex-Date 12/14/07)	36%
December 2007 (Ex-Date 12/28/07)	50%
January 2008	5%

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Leveraged Company Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Advisor Leveraged Company Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 16% means that 84% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Leveraged Company Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2007, and the total expenses of Class T ranked above its competitive median for 2007. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-UANN-0908
1.786694.105

Item 2. Code of Ethics

As of the end of the period, July 31, 2008, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the eight month period ended July 31, 2008, and the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Leveraged Stock Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A	2006A
Fidelity Advisor Leveraged Stock Fund	$50,000B	$58,000	$51,000
All funds in the Fidelity Group of Funds audited by PwC	$14,000,000C	$14,400,000	$13,500,000
A	Aggregate amounts may reflect rounding.
B	For the eight month period ended July 31, 2008
C	For the 12 month period ended July 31, 2008

(b) Audit-Related Fees.

For the eight month period ended July 31, 2008, and the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A,B	2007A	2006A
Fidelity Advisor Leveraged Stock Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the eight month period ended July 31, 2008

For the eight month period ended July 31, 2008, and the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A,B	2007A	2006A
PwC	$1,010,000	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the eight month period ended July 31, 2008

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

For the eight month period ended July 31, 2008, and the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2008A,B	2007A	2006A
Fidelity Advisor Leveraged Stock Fund	$3,900	$2,900	$2,700
A	Aggregate amounts may reflect rounding.
B	For the eight month period ended July 31, 2008

For the eight month period ended July 31, 2008, and the fiscal years ended November 30, 2007 and November 30, 2008, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2008A,B	2007A	2006A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the eight month period ended July 31, 2008

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

For the eight month period ended July 31, 2008, and the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2008A,B	2007A	2006A
Fidelity Advisor Leveraged Stock Fund	$3,100	$3,100	$2,000
A	Aggregate amounts may reflect rounding.
B	For the eight month period ended July 31, 2008

For the eight month period ended July 31, 2008, and the fiscal years ended November 30, 2007 and November 30, 2007, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2008A,B	2007A	2006A
PwC	$185,000	$150,000	$145,000
A	Aggregate amounts may reflect rounding.
B	For the eight month period ended July 31, 2008

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the eight month period ended July 31, 2008 and the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the eight month period ended July 31, 2008 and the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the eight month period ended July 31, 2008 and the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the eight month period ended July 31, 2008 and the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the eight month period ended July 31, 2008 and the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the eight month period ended July 31, 2008 and the fiscal years ended November 30, 2007 and November 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the eight month period ended July 31, 2008 and the fiscal years ended November 30, 2007 and November 30, 2006, the aggregate fees billed by PwC of $1,485,000A,B , $1,465,000A and $1,290,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A,B	2007A	2006A
Covered Services	$1,200,000	$155,000	$150,000
Non-Covered Services	$285,000	$1,310,000	$1,140,000
A	Aggregate amounts may reflect rounding.
B	For the eight month period ended July 31, 2008

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008